Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 781,638	$ 406,116	$ 94,039
Adjustments to reconcile net increase in net assets resulting from operations:
Net realized gains on investments and foreign currency transactions	(46,490)	(17,914)	(6,255)
Net unrealized (gains) losses on investments and foreign currency transactions	297	(63,803)	(19,297)
Net (gain) loss on interest rate swaps accounted for as hedge instruments and the related hedged items	(1,532)	278
Net accretion of discount on investments	(36,193)	(16,606)	(4,319)
PIK interest	(70,285)	(21,958)	(2,158)
Collections of PIK interest	327
PIK dividends	(16,519)	(4,134)	(277)
Collections of PIK dividends	2,776	0	0
Amortization of debt issuance costs	17,769	6,953	1,841
Accretion of discount on notes payable	7,440	707
Amortization of offering costs	1,705	3,864	4,009
Purchases of investments	(18,462,102)	(10,183,079)	(3,092,622)
Proceeds from repayments or sales of investments	7,371,003	2,427,677	754,845
Changes in operating assets and liabilities:
Interest receivable	(102,115)	(91,904)	(15,552)
Other assets	(49,401)	(40,965)	(18,677)
Base management fee payable	(5,398)	(4,421)	(1,851)
Income based fee payable	18,024	11,224	4,606
Capital gains incentive fee payable	5,821	10,162	3,162
Interest and facility fees payable	79,961	56,792	1,656
Interest rate swap collateral payable	132,500	4,650
Accounts payable and other liabilities	24,264	33,242	5,081
Net cash used in operating activities	(10,335,714)	(7,474,277)	(2,288,067)
FINANCING ACTIVITIES:
Borrowings on debt	14,617,865	8,777,313	1,535,449
Repayments of debt	(8,060,280)	(4,908,317)	(825,100)
Debt issuance costs	(50,751)	(47,375)	(10,851)
Net proceeds from issuance of common shares	5,260,227	4,061,640	1,563,647
Repurchased shares, net of early repurchase deduction			(78)
Distributions to shareholders	(550,131)	(232,907)	(30,445)
Secured borrowing, net	240,465
Net cash provided by financing activities	10,607,148	7,586,732	2,232,622
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		271,434
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	170,427	57,972	113,417
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	441,861	170,427	57,972
Supplemental Information:
Interest paid during the period	422,344	119,598	21,609
Distributions declared and payable during the period	$ 815,675	$ 347,088	$ 53,166